Return Stacked Bonds & Managed Futures ETF
Consolidated Schedule of Investments
April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 50.1%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	430,596	$42,637,616
TOTAL EXCHANGE TRADED FUNDS (Cost $41,096,233)		42,637,616

SHORT-TERM INVESTMENTS - 39.9%
Money Market Funds - 39.9%
First American Government Obligations Fund - Class X, 4.25% (a)(b)	33,979,305	33,979,305
TOTAL SHORT-TERM INVESTMENTS (Cost $33,979,305)		33,979,305

TOTAL INVESTMENTS - 90.0% (Cost $75,075,538)		76,616,921
Other Assets in Excess of Liabilities - 10.0%		8,466,742
TOTAL NET ASSETS - 100.0%		$85,083,663
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Return Stacked Bonds & Managed Futures ETF
Consolidated Schedule of Futures Contracts
April 30, 2025 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF & Return Stacked Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	112	06/16/2025	$9,339,400	$91,789
Copper (a)	16	07/29/2025	1,843,600	(87,358)
Crude Oil (a)	9	05/20/2025	523,890	(34,972)
Euro STOXX 50 Quanto Index	17	06/20/2025	986,916	(7,330)
Euro/U.S. Dollar Cross Currency Rate	91	06/16/2025	12,944,750	(43,357)
FTSE 100 Index	17	06/20/2025	1,921,915	16,618
German Stock Index	5	06/20/2025	3,212,033	12,371
Gold (a)	22	06/26/2025	7,302,020	436,760
Japanese Yen/U.S. Dollar Cross Currency Rate	93	06/16/2025	8,185,744	17,808
Natural Gas (a)	6	05/28/2025	199,560	6,568
S&P/Toronto Stock Exchange 60 Index	5	06/19/2025	1,082,314	11,219
Silver (a)	3	07/29/2025	492,420	(5,341)
U.S. Treasury 10 Year Notes	126	06/18/2025	14,139,562	83,387
U.S. Treasury 2 Year Notes	283	06/30/2025	58,906,008	160,257
U.S. Treasury 5 Year Notes	183	06/30/2025	19,982,742	147,879
U.S. Treasury Long Bonds	92	06/18/2025	10,729,500	325,392
				$1,131,690
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(22)	06/16/2025	$1,409,540	$(21,284)
Brent Crude Oil (a)	(9)	05/30/2025	549,540	38,234
Canadian Dollar/U.S. Dollar Cross Currency Rate	(67)	06/17/2025	4,871,905	(117,612)
Euro-Bund	(20)	06/06/2025	2,996,022	(48,018)
Long Gilt	(20)	06/26/2025	2,498,297	(52,812)
Low Sulphur Gas Oil (a)	(11)	06/12/2025	658,350	19,743
Nasdaq 100 Index	(2)	06/20/2025	786,340	(31,942)
Nikkei 225 Index	(4)	06/12/2025	724,700	(68,567)
NY Harbor ULSD (a)	(5)	05/30/2025	420,378	13,360
Reformulated Gasoline Blendstock (a)	(8)	05/30/2025	677,947	19,649
S&P 500 Index	(2)	06/20/2025	558,700	(32,207)
				$(281,456)
Net Unrealized Appreciation (Depreciation)				$850,234

(a)	Futures held in the Return Stacked Cayman Subsidiary.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Return Stacked Bonds & Managed Futures ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$42,637,616	$–	$–	$42,637,616
Money Market Funds	33,979,305	–	–	33,979,305
Total Investments	$76,616,921	$–	$–	$76,616,921

Other Financial Instruments: (a)
Futures Contracts	1,401,034	–	–	1,401,034
Total Other Financial Instruments	$1,401,034	$–	$–	$1,401,034

Liabilities:
Other Financial Instruments: (a)
Futures Contracts	(550,800)	–	–	(550,800)
Total Other Financial Instruments	$(550,800)	$–	$–	$(550,800)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Schedule of Investments for further disaggregation of investment categories.